FORM N-23C-1
							STATEMENT BY REGISTERED CLOSED-END
					INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
				SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH


REPORT FOR CALENDAR MONTH ENDING: December 1996
NAME OF REGISTERED CLOSED-END INVESTMENT COMPANY:  Putnam Master Income Trust


Date of	Identification	Number of	Price Per	Approximate Asset Value	Name of Seller or
Each	of Security	Shares	Share	or Approximate Asset	of Seller's Broker
Transaction		Purchased		Coverage per Share at
				Time of Purchase
12/19/96	74683K104	24,000	8.063	9.18	Smith Barney
12/27/96	74683K104	27,500	8.125	9.21	Smith Barney




				PUTNAM MASTER INCOME TRUST
				Name of Registrant

				By: /s/ Charles E. Porter
				Title: Executive Vice President
        				Date: January 6, 1997